SCHEDULE 1-CONDENSED FINANCIAL STATEMENTS OF THE COMPANY (Details) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 USD ($)	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Dec. 31, 2008 CNY	Dec. 31, 2011 Parent company USD ($)	Dec. 31, 2011 Parent company CNY	Dec. 31, 2010 Parent company USD ($)	Dec. 31, 2010 Parent company CNY	Dec. 31, 2009 Parent company CNY	Dec. 31, 2008 Parent company CNY
Current assets:
Cash and cash equivalents	$ 353,066	2,222,160	$ 305,833	1,924,884	1,457,890	1,510,432	$ 3,937	24,776	$ 17,381	109,393	43,490	328,815
Other receivables	13,145	82,736		67,034			30,222	190,216		2,034
Amounts due from subsidiaries							212,513	1,337,536		1,539,092
Total current assets	460,512	2,898,414		2,302,425			246,672	1,552,528		1,650,519
Non-current assets:
Investment in subsidiaries	24,462	153,962		139,116			194,513	1,224,245		1,436,221
Total assets	521,298	3,280,996		3,854,456			441,185	2,776,773		3,086,740
Current liabilities:
Other payables	14,726	92,682		93,460			917	5,767		12,557
Amounts due to subsidiaries							2,694	16,959		13,199
Total liabilities	63,872	402,001		337,393			3,611	22,726		25,756
Ordinary shares (Authorized shares:10,000,000,000 at US$0.001 each; issued and outstanding shares: 1,002,977,326 and 1,002,541,446 as of December 31, 2010 and 2011, respectively)	1,215	7,646		7,649			1,215	7,646		7,649
Additional paid-in capital	361,077	2,272,580		2,261,849			361,077	2,272,580		2,261,849
Statutory reserves	26,557	167,147		136,681
Retained earnings	64,876	408,325		738,165			91,433	575,472		874,846
Accumulated other comprehensive loss	(16,151)	(101,651)		(83,360)			(16,151)	(101,651)		(83,360)
Total CNinsure Inc. shareholders' equity	437,574	2,754,047		3,060,984			437,574	2,754,047		3,060,984
Total liabilities and equity	$ 521,298	3,280,996		3,854,456			$ 441,185	2,776,773		3,086,740
Ordinary shares, authorized	10,000,000,000	10,000,000,000	10,000,000,000	10,000,000,000			10,000,000,000	10,000,000,000	10,000,000,000	10,000,000,000
Ordinary shares, par value	$ 0.001		$ 0.001				$ 0.001		$ 0.001
Ordinary shares, issued	1,002,541,446	1,002,541,446	1,002,977,326	1,002,977,326			1,002,541,446	1,002,541,446	1,002,977,326	1,002,977,326
Ordinary shares, outstanding	1,002,541,446	1,002,541,446	1,002,977,326	1,002,977,326			1,002,541,446	1,002,541,446	1,002,977,326	1,002,977,326